Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit [Line Items]
Current income tax expenses	$ (4,169,360)	$ (363,081)	$ (1,280,181)
Deferred income tax benefits (expenses)	(423,423)	179,990	109,664
Income tax expenses	$ (4,592,783)	$ (183,091)	$ (1,170,517)